Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Line Items [Line Items]
Investments in Securities	$ 103,769	$ 167,940	$ 39,652
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	103,800	$ 167,900
Government of Canada Bond Maturing May 2025 [Member]
Statement Line Items [Line Items]
Cash payment to acquire securities	102,900
Notional amount	$ 103,000
Financial assets, interest rate	4.23%